Reporting Entity	12 Months Ended
Dec. 31, 2023
Textblock 1 [Abstract]
Reporting Entity
1.
Reporting Entity
(a)
Description of the Controlling Company

LG Display Co., Ltd. (the "Controlling Company") was incorporated in February 1985 and the Controlling Company is a public corporation listed in the Korea Exchange since 2004. The main business of the Controlling Company and its subsidiaries (the “Group”) is to manufacture and sell displays and its related products. As of December 31, 2023, the Group is operating Thin Film Transistor Liquid Crystal Display (“TFT-LCD”) and Organic Light Emitting Diode (“OLED”) panel manufacturing plants in Gumi, Paju and China and TFT-LCD and OLED module manufacturing plants in Gumi, Paju, China and Vietnam. The Controlling Company is domiciled in the Republic of Korea with its address at 128 Yeouidae-ro, Yeongdeungpo-gu, Seoul, the Republic of Korea. As of December 31, 2023, LG Electronics Inc., a major shareholder of the Controlling Company, owns 37.9% (135,625,000 shares) of the Controlling Company’s common stock.

The Controlling Company’s common stock is listed on the Korea Exchange under the identifying code 034220. As of December 31, 2023, there are 357,815,700 shares of common stock outstanding. The Controlling Company’s common stock is also listed on the New York Stock Exchange in the form of American Depository Shares (“ADSs”) under the symbol “LPL”. One ADS represents one-half of one share of common stock. As of December 31, 2023, there are 18,672,956 ADSs outstanding.

1.
Reporting Entity, Continued
(b)
Consolidated Subsidiaries as of December 31, 2023

(In millions)
Subsidiaries	Location	Percentage of ownership	Fiscal year end	Date of incorporation	Business	Capital stocks
LG Display America, Inc.	San Jose, U.S.A.	100%	December 31	September 24, 1999	Sell display products	USD	411
LG Display Germany GmbH	Eschborn, Germany	100%	December 31	October 15, 1999	Sell display products	EUR	1
LG Display Japan Co., Ltd.	Tokyo, Japan	100%	December 31	October 12, 1999	Sell display products	JPY	95
LG Display Taiwan Co., Ltd.	Taipei, Taiwan	100%	December 31	April 12,1999	Sell display products	TWD	116
LG Display Nanjing Co., Ltd.	Nanjing, China	100%	December 31	July 15, 2002	Manufacture display products	CNY	3,020
LG Display Shanghai Co., Ltd.	Shanghai, China	100%	December 31	January 16, 2003	Sell display products	CNY	4
LG Display Guangzhou Co., Ltd.	Guangzhou, China	100%	December 31	June 30, 2006	Manufacture display products	CNY	1,655
LG Display Shenzhen Co., Ltd.	Shenzhen, China	100%	December 31	July 27, 2007	Sell display products	CNY	4
LG Display Singapore Pte. Ltd.	Singapore	100%	December 31	November 4, 2008	Sell display products	USD	1
L&T Display Technology (Fujian) Limited	Fujian, China	51%	December 31	December 7, 2009	Manufacture and sell LCD module and LCD monitor sets	CNY	116
LG Display Yantai Co., Ltd.	Yantai, China	100%	December 31	March 17, 2010	Manufacture display products	CNY	1,008
Nanumnuri Co., Ltd.	Gumi, South Korea	100%	December 31	March 21, 2012	Provide janitorial services	KRW	800
LG Display (China) Co., Ltd.	Guangzhou, China	70%	December 31	December 10, 2012	Manufacture and sell display products	CNY	8,232
Unified Innovative Technology, LLC	Wilmington, U.S.A.	100%	December 31	March 12, 2014	Manage intellectual property	USD	9
LG Display Guangzhou Trading Co., Ltd.	Guangzhou, China	100%	December 31	April 28, 2015	Sell display products	CNY	1
Global OLED Technology, LLC	Sterling, U.S.A.	100%	December 31	December 18, 2009	Manage OLED intellectual property	USD	138
LG Display Vietnam Haiphong Co., Ltd.	Haiphong, Vietnam	100%	December 31	May 5, 2016	Manufacture and sell display products	USD	600
Suzhou Lehui Display Co., Ltd.	Suzhou, China	100%	December 31	July 1, 2016	Manufacture and sell LCD module and LCD monitor sets	CNY	637
LG DISPLAY FUND I LLC(*)	Wilmington, U.S.A.	100%	December 31	May 1, 2018	Invest in venture business and acquire technologies	USD	75
LG Display High-Tech (China) Co., Ltd.	Guangzhou, China	70%	December 31	July 11, 2018	Manufacture and sell display products	CNY	15,600

(*) For the year ended December 31, 2023, the Controlling Company contributed ~~W~~5,839 million in cash for the capital increase of LG DISPLAY FUND I LLC. There was no change in the Controlling Company’s percentage of ownership in LG DISPLAY FUND I LLC as a result of this additional investment.

In addition to the above subsidiaries, the Controlling Company has invested ~~W~~92,900 million in MMT (Money Market Trust), which is controlled by the Controlling Company.

1.
Reporting Entity, Continued
(c)
Information of subsidiaries (before elimination of intercompany transactions) which have significant non-controlling interests as of and for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)
	2021
	LG Display (China) Co., Ltd.		LG Display High-Tech (China) Co., Ltd.
Percentage of ownership in non-controlling interest(%)		30	30

Current assets	₩	1,987,880	1,551,346
Non-current assets		663,181	5,252,614
Current liabilities		324,075	1,261,412
Non-current liabilities		31,466	2,452,327
Net assets		2,295,520	3,090,221
Book value of non-controlling interests		680,757	925,848

Revenue	₩	2,175,878	2,817,308
Profit for the year		380,788	125,446
Profit attributable to non-controlling interests		114,301	37,803

Cash flows from operating activities	₩	890,435	709,243
Cash flows from investing activities		(619,615)	(315,176)
Cash flows from financing activities		(439,390)	(665,170)
Effect of exchange rate fluctuations on cash held		23,538	19,972
Net decrease in cash and cash equivalents		(145,032)	(251,131)
Cash and cash equivalents at January 1		276,802	290,461
Cash and cash equivalents at December 31		131,770	39,330

Dividends distributed to non-controlling interests	₩	—	—

(In millions of won)
	2022
	LG Display (China) Co., Ltd.		LG Display High-Tech (China) Co., Ltd.
Percentage of ownership in non-controlling interest(%)		30	30

Current assets	₩	1,916,867	2,112,295
Non-current assets		575,020	3,546,253
Current liabilities		336,575	820,041
Non-current liabilities		1,419	2,323,249
Net assets		2,153,893	2,515,258
Book value of non-controlling interests		646,199	753,191

Revenue	₩	1,921,939	2,766,043
Profit(Loss) for the year		133,486	(561,016)
Profit(Loss) attributable to non-controlling interests		39,981	(168,474)

Cash flows from operating activities	₩	486,103	153,043
Cash flows from investing activities		(371,454)	424,405
Cash flows from financing activities		(223,222)	(455,746)
Effect of exchange rate fluctuations on cash held		2,347	(7,471)
Net increase (decrease) in cash and cash equivalents		(106,226)	114,231
Cash and cash equivalents at January 1		131,770	39,330
Cash and cash equivalents at December 31		25,544	153,561

Dividends distributed to non-controlling interests	₩	56,056	—

1.
Reporting Entity, Continued

(In millions of won)
	2023
	LG Display (China) Co., Ltd.		LG Display High-Tech (China) Co., Ltd.
Percentage of ownership in non-controlling interest(%)		30	30

Current assets	₩	1,908,790	3,796,310
Non-current assets		501,340	2,621,361
Current liabilities		275,264	978,596
Non-current liabilities		560	2,586,633
Net assets		2,134,306	2,852,442
Book value of non-controlling interests		640,322	854,346

Revenue	₩	1,145,472	2,432,838
Profit for the year		108,801	374,836
Profit attributable to non-controlling interests		32,640	112,451

Cash flows from operating activities	₩	426,643	777,354
Cash flows from investing activities		(225,456)	(979,167)
Cash flows from financing activities		(153,664)	365,898
Effect of exchange rate fluctuations on cash held		(972)	(3,571)
Net increase in cash and cash equivalents		46,551	160,514
Cash and cash equivalents at January 1		25,544	153,561
Cash and cash equivalents at December 31		72,095	314,075

Dividends distributed to non-controlling interests	₩	34,098	-